REPO AND REVERSE REPO TRANSACTIONS	12 Months Ended
Dec. 31, 2022
REPO AND REVERSE REPO TRANSACTIONS
REPO AND REVERSE REPO TRANSACTIONS

8.    REPO AND REVERSE REPO TRANSACTIONS

Grupo Supervielle carries out repo transactions in which it performs the spot sale of a security with the related forward purchase thereof, thus substantially retaining all the risks and rewards associated with the instruments and recognizing them in " Repo Transactions " at year-end, as the provisions set out in point 3.4.2 (Derecognition of Assets) of IFRS 9 "Financial Instruments") are not met.

The residual values of assets transferred under reverse repo transactions as of December 31, 2022 and 2021 are detailed below:

Reverse Repo Transactions:

Book Value
December 31, 2022	21,581,438
December 31, 2021	83,468,057